Equity (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling Interests [Line Items]
Current assets	$ 8,514	$ 7,983
Current liabilities	3,314	3,973
Loss allocated to non-controlling interests	$ 369	$ 736
Non-controlling interests [member] | TyrNovo Ltd. [Member]
Noncontrolling Interests [Line Items]
Non-controlling interests percentage	2.40%	35.28%
Non-current assets	$ 9	$ 3
Current assets	415	158
Current liabilities	(4,120)	(2,676)
Net assets	(3,696)	(2,515)
Net assets attributable to non-controlling interests	(89)	(887)
Loss for the year	3,688	2,088
Loss allocated to non-controlling interests	$ 369	$ 736